Consolidated Statements of Redeemable Convertible Preferred Stock, Redeemable Noncontrolling Interests and Stockholders’ Equity (Deficit) - USD ($) $ in Thousands		Redeemable Convertible Preferred Stock		Redeemable Noncontrolling Interests	Class A Common Stock		Additional Paid-in Capital	Accumulated Deficit	Treasury Stock	Total
Balance at Jan. 01, 2020		$ 231,020		$ 73,977				$ (262,208)	$ (1,000)	$ (263,208)
Balance (in Shares) at Jan. 01, 2020	[1]	103,598,936			44,198,935
Stock-based compensation							1,650			1,650
Stock-based compensation (in Shares)	[1]
Exercise of stock options and warrants							134			134
Exercise of stock options and warrants (in Shares)					3,671,785	[1]
Issuance of Series C-1 in connection with the acquisition of WTI		$ 27,929
Issuance of Series C-1 in connection with the acquisition of WTI (in Shares)	[1]	8,853,530
Issuance of Series C-1 redeemable convertible preferred stock		$ 12,025
Issuance of Series C-1 redeemable convertible preferred stock (in Shares)		3,811,908	[1]
Accrued dividends on redeemable convertible preferred stock		$ 17,209					(1,784)	(15,425)		(17,209)
Accrued dividends on redeemable convertible preferred stock (in Shares)	[1]
Redemption of common stock
Redemption of common stock (in Shares)	[1]
Redemption of stock options
Redemption of stock options (in Shares)	[1]
Contributions from redeemable noncontrolling interests				10,750
Contributions from redeemable noncontrolling interests (in Shares)	[1]
Redemptions by redeemable noncontrolling interests				(17,489)
Redemptions by redeemable noncontrolling interests (in Shares)	[1]
Distributions to redeemable noncontrolling interests				(3,795)
Distributions to redeemable noncontrolling interests (in Shares)	[1]
Net income (loss)				8,409				(49,996)		(49,996)
Balances at Dec. 31, 2020		$ 288,183		71,852				(327,629)	(1,000)	(328,629)
Balances (in Shares) at Dec. 31, 2020	[1]	116,264,374			47,870,720
Balance at Jan. 01, 2021		$ 288,183		71,852				(327,629)	(1,000)	(328,629)
Balance (in Shares) at Jan. 01, 2021	[1]	116,264,374			47,870,720
Stock-based compensation							5,039			5,039
Stock-based compensation (in Shares)	[1]
Exercise of stock options and warrants							252			252
Exercise of stock options and warrants (in Shares)	[1]				788,774
Accrued dividends on redeemable convertible preferred stock		$ 14,292					(2,606)	(11,686)		(14,292)
Accrued dividends on redeemable convertible preferred stock (in Shares)	[1]
Preferred stock conversion		$ (302,475)			$ 12		250,761	51,702		302,475
Preferred stock conversion (in Shares)	[1]	(116,264,374)			116,264,374
Reverse capitalization on September 22, 2021					$ 11		437,948		1,000	438,959
Reverse capitalization on September 22, 2021 (in Shares)					62,223,940	[1]
Redemption of common stock									(9,700)	(9,700)
Redemption of common stock (in Shares)	[1]				(970,000)
Redemption of stock options							(12,741)			(12,741)
Redemption of stock options (in Shares)	[1]
Issuance of common stock in connection with the acquisition of Malka Media Group LLC							28,707			28,707
Issuance of common stock in connection with the acquisition of Malka Media Group LLC (in Shares)	[1]				4,181,441
Issuance of common stock in connection with business contracts							815			815
Issuance of common stock in connection with business contracts (in Shares)	[1]				123,199
Contributions from redeemable noncontrolling interests				53,000
Contributions from redeemable noncontrolling interests (in Shares)	[1]
Redemptions by redeemable noncontrolling interests				(127,391)
Redemptions by redeemable noncontrolling interests (in Shares)	[1]
Distributions to redeemable noncontrolling interests				(10,237)
Distributions to redeemable noncontrolling interests (in Shares)	[1]
Net income (loss)				12,776				(177,651)		(177,651)
Balances at Dec. 31, 2021					$ 23		$ 708,175	$ (465,264)	$ (9,700)	$ 233,234
Balances (in Shares) at Dec. 31, 2021	[1]				230,482,448

[1]	Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion Common Stock for MoneyLion Class A Common Stock at an exchange ratio of approximately 16.4078 in September 2021 as a result of the Business Combination. See Note 3, “Business Combination,” for details.